Intangible Assets, Net - Amortization (Details) - USD ($) $ in Millions	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 02, 2021	Dec. 31, 2022
Anticipated amortization of intangible assets
Amortization of Intangible Assets	$ 20.9	$ 21.2	$ 7.0	$ 84.8
Estimated future amortization of intangible assets for the year 2023				84.6
Estimated future amortization of intangible assets for the year 2024				84.2
Estimated future amortization of intangible assets for the year 2025				84.2
Estimated future amortization of intangible assets for the year 2026				84.2
Estimated future amortization of intangible assets for the year 2027				$ 84.2